Submission	Oct. 10, 2024
Submission [Line Items]
Central Index Key	0001176948
Registrant Name	Ares Management Corp
Registration File Number	333-270053
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES